Statement of Financial Position - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	$ 124,914	$ 137,894
Interest in joint ventures	11	15
Right-of-use asset	280	355
Other receivables	42	35
Financial assets at amortized cost	239
Total non-current assets	125,486	138,299
Current assets
Inventories	1,873	2,623
Other receivables	624	394
Trade receivables	14,151	16,961
Financial assets at fair value through profit or loss	2,222	3,798
Financial assets at amortized cost	78
Cash and cash equivalents	4,362	558
Total current assets	23,310	24,334
TOTAL ASSETS	148,796	162,633
Share capital and reserve attributable to the owners of the Company
Share capital	875	875
Adjustment to share capital	36,404	36,404
Treasury stock	31	31
Adjustment to treasury stock	782	782
Additional paid-in capital	504	504
Cost treasury stock	(3,053)	(3,053)
Legal reserve	2,581	1,755
Voluntary reserve	42,690	26,998
Other comprehensive loss	(218)	(294)
Accumulated (losses) profits	(17,698)	16,518
TOTAL EQUITY	62,898	80,520
Non-current liabilities
Trade payables	521	503
Other payables	6,285	5,472
Borrowings	8,261	11,159
Deferred revenue	1,471	368
Salaries and social security payable	303	327
Benefit plans	749	713
Deferred tax liability	23,709	27,300
Provisions	2,431	2,808
Total non-current liabilities	43,730	48,650
Current liabilities
Trade payables	33,019	17,288
Other payables	2,999	4,895
Borrowings	143	2,259
Derivative financial instruments	1	279
Deferred revenue	37	7
Salaries and social security payable	3,734	3,278
Benefit plans	84	70
Income tax payable		2,681
Tax liabilities	1,793	2,415
Provisions	358	291
Total current liabilities	42,168	33,463
TOTAL LIABILITIES	85,898	82,113
TOTAL LIABILITIES AND EQUITY	$ 148,796	$ 162,633